BALANCE SHEET (Parenthetical) - Cik 0001821171_qell acquisition corp Member	Dec. 31, 2020 $ / shares shares
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A ordinary shares
Common shares, issued, subject to possible redemption	30,212,716
Common shares, outstanding, subject to possible redemption	30,212,716
Common shares, price per share | $ / shares	$ 10.00
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	200,000,000
Common shares, shares issued	7,737,284
Common shares, shares outstanding	1,587,764
Class B ordinary shares
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	20,000,000
Common shares, shares issued	9,487,500
Common shares, shares outstanding	9,487,500